STOCKHOLDERS’ EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Schedule of black scholes option pricing model
Schedule of black scholes option pricing model
At September 30, 2023
Grant date share price	$2.10 - $5.13
Grant date exercise price	$1.79 - $4.36
Expected term	0.25 years - 0.5 years
Expected volatility	89.7% - 103.4%
Risk-free rate	4.76% - 5.53%
Expected dividend rate	0%

Schedule of stock-based compensation
Schedule of stock-based compensation
At September 30, 2023
Cash payment received from employee withholdings	$189,849
Cash from employee withholdings used to purchase shares under ESPP	(117,048)
Cash and ESPP employee withholding liability	$72,801

For the Nine Months ended
September 30, 2023
Cash from employee withholdings used to purchase ESPP shares	$117,048
Stock based compensation expense	98,945
Total increase to equity for nine months ended September 30, 2023	$215,993

Schedule of stock option issuance of shares
Schedule of stock option issuance of shares
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Term (Years)	Value
Outstanding at December 31, 2021	431,266	$4.98	3.4	$—
Granted	685,000	$6.41	4.0	$—
Forfeited	(190,000)	$6.41	—	$—
Outstanding at December 31, 2022	926,266	$5.74	3.3	$—
Exercisable at December 31, 2022	404,599	$5.02	3.3	$—

Outstanding at December 31, 2022	926,266	$5.74	3.3	$—
Granted	353,117	$4.22	4.5	$—
Exercised/Forfeited/Expired	(61,608)	$4.48	—	$—
Outstanding at September 30, 2023	1,217,775	$5.37	3.0	$—
Exercisable at September 30, 2023	581,325	$5.38	2.1	$—

Schedule of options activity
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term (Years)	Value
Outstanding at December 31, 2020	451,898	$5.06	4.2	—
Granted	20,000	$4.32	4.0	—
Forfeited	(40,632)	$14.00	—	—
Outstanding at December 31, 2021	431,266	$4.98	3.4	$197,506
Exercisable at December 31, 2021	312,310	$5.25	3.4	—

Outstanding at December 31, 2021	431,266	$4.98	3.4	$197,506
Granted	685,000	$6.41	4.0	—
Exercised/Forfeited	(190,000)	$6.41	—	—
Outstanding at December 31, 2022	926,266	$5.74	3.3	$0
Exercisable at December 31, 2022	404,599	$5.02	3.3	—

Schedule of warrants outstanding
Schedule of warrants outstanding
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Warrants	Price	Term (Years)	Value
Outstanding at December 31, 2021	1,376,466	$8.18	1.9	—
Warrants expired, forfeited, cancelled or exercised	(1,228,875)	—	—	—
Warrants issued	—	—	—	—
Outstanding at December 31, 2022	147,591	$8.63	0.8	—
Exercisable at December 31, 2022	147,591	$8.63	0.8	—

Outstanding at December 31, 2022	147,591	$8.63	0.8	—
Warrants expired, forfeited, cancelled or exercised	(67,500)	—	—	—
Warrants issued	—	—	—	—
Outstanding at September 30, 2023	80,091	$8.53	0.6	—
Exercisable at September 30, 2023	80,091	$8.53	0.6	—

Schedule of warrants outstanding
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Warrants	Price	Term (Years)	Value
Outstanding at December 31, 2020	1,587,553	$8.62	2.0	—
Warrants expired, forfeited, cancelled or exercised	(232,517)
Warrants issued	21,430	$7.70	1.9	—
Outstanding at December 31, 2021	1,376,466	$8.18	1.9	—
Exercisable at December 31, 2021	1,376,466	$8.18	1.9	—

Outstanding at December 31, 2021	1,376,466	$8.18	1.9	—
Warrants expired, forfeited, cancelled or exercised	(1,228,875)		—
Warrants issued	0	$—	—	—
Outstanding at December 31, 2022	147,591	$8.63	0.8	—
Exercisable at December 31, 2022	147,591	$8.63	0.8	—